Income Tax (Tables)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Income Tax Disclosure [Line Items]
Changes in our unrecognized tax benefits

The changes in our unrecognized tax benefits for the indicated periods are summarized below:

	2023	2022
	(as restated)	(as restated)
Balance at January 1	$24,388,433	$11,811,695
Effect of rate changes	—	—
Additions based on tax positions related to current year	6,882,336	13,857,760
Foreign currency translation	2,483,300	(1,281,022)
Balance at December 31	33,754,069	24,388,433

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction. The Company has unused tax losses as follows as at December 31, 2023:

Subsidiaries in Jurisdiction	Tax loss carryforward	Expiration date
UK (1)	191,771,010	(1)
US	5,542,459	Indefinite
Spain	844,411	Indefinite
India	—	N/A
Taiwan	2,359,658	10 years

Current Income Tax Expense (Benefit)	Current Income tax expense (benefit) consists of:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Taiwan	—	10,639
India	63,408	28,126
Total	63,408	38,765

Components of loss (income) before income taxes

The components of our loss (income) before income taxes are as follows:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
UK	$29,427,631	$107,945,740
US	994,933	634,526
Spain	298,927	381,321
India	(92,982)	(300,433)
Taiwan	44,181	2,051,794
Total	30,672,980	110,712,948

Significant portions of our deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the significant portions of our deferred tax assets and liabilities are presented below:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Deferred tax assets:
Net operating loss and other carryforwards	$33,754,069	$24,388,433
PP&E	—	2,661
Short-term debt	1,556,454	174,267
Share-based payment liability	327,757	294,404
Convertible debt	8,110,222	6,325,677
Deferred tax assets	43,748,501	31,185,442
Valuation allowance	(43,748,501)	(31,185,442)
Deferred tax assets, net of valuation allowance	—	—

Reconciliation of the federal income tax rate to the company's effective tax rate

Income tax benefit attributable to our loss before income taxes differs from the amounts computed using the applicable income tax rate as a result of the following factors:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Loss before income taxes	$(30,672,690)	$(110,712,948)
Income tax benefit at statutory tax rates (a)	7,208,082	21,035,460
Effect of:
Non-deductible or non-taxable foreign currency exchange results	(88,195)	(214,299)
International rate differences (b)	(9,845)	282,884
Non-deductible expenses	(2,050,426)	(14,818,455)
Change in valuation allowance	(4,996,208)	(6,246,825)
Income tax expense	63,408	38,765

(a)
The statutory or “expected” tax rates are the U.K. rates of 23.5% for 2023 and 19.0% for 2022 and 2021. The 2023 statutory rate represents that blended rate in effect for the year ended December 31, 2023 based on the 19.0% statutory rate that was in effect for the first quarter of 2023 and the 25.0% statutory rate that was in effect for the remainder of 2023.
(b)
Amounts reflect adjustments (either a benefit or expense) to the “expected” tax expense for statutory rates in jurisdictions in which we operate outside of the UK.

Armada Acquisition Corp I [Member]
Income Tax Disclosure [Line Items]
Significant portions of our deferred tax assets and liabilities

The Company’s net deferred tax assets are as follows:

	September 30,
	2023	2022
Deferred tax asset
Organizational costs/Startup expenses	$504,667	$351,592
Stock-based compensation	129,350	83,517
Total deferred tax asset	634,017	435,209
Valuation allowance	(634,017)	(435,209)
Deferred tax asset, net of allowance	$—	$—

The income tax provision

The income tax provision consists of the following:

	September 30,
	2023	2022
Federal
Current	$615,284	$145,621
Deferred	(198,808)	(336,741)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	198,808	336,741
Income tax provision	$615,284	$145,621

Reconciliation of the federal income tax rate to the company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30, 2023 and 2022 are as follows:

	September 30,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Prior year true up	0.99%	—
Business combination expenses	119.13%	(15.50)%
Change in valuation allowance	67.40%	(9.70)%
Income tax provision	207.49%	(4.25)%